Statement of cash flows	12 Months Ended
Dec. 31, 2024
Statement of cash flow
Statement of cash flows

11 Statement of cash flows

Accounting policy Cash and cash equivalents comprise cash balances, call deposits and other short-term highly liquid investments and are held in the statement of financial position at fair value.

RECONCILIATION OF OPERATING PROFIT TO CASH GENERATED FROM OPERATIONS	2022 GBPm	2023 GBPm	2024 GBPm
Operating profit	2,323	2,682	2,861
Share of results of joint ventures and associates	(19)	(46)	(43)
Amortisation of acquired intangible assets	294	279	258
Amortisation of internally developed intangible assets	309	330	364
Amortisation of pre-publication costs	72	76	77
Depreciation of property, plant and equipment	47	43	34
Depreciation of right-of-use assets	63	65	50
Share based remuneration	46	56	66
Total non-cash items	831	849	849
Increase in inventories and pre-publication costs	(103)	(90)	(83)
Increase in receivables	(251)	(24)	(173)
Increase/(decrease) in payables	280	(1)	110
Increase in working capital	(74)	(115)	(146)
Cash generated from operations	3,061	3,370	3,521

CASH FLOW ON ACQUISITIONS	Note	2022 GBPm	2023 GBPm	2024 GBPm
Purchase of businesses	12	(373)	(108)	(165)
Deferred payments relating to prior year acquisitions		(21)	(16)	(5)
Total		(394)	(124)	(170)

11 Statement of cash flows (continued)

RECONCILIATION OF NET DEBT	Cash and cash equivalents GBPm	Debt GBPm	Related derivative financial instruments GBPm	Finance Lease receivable GBPm	Total GBPm
At 1 January 2023	334	(6,730)	(213)	5	(6,604)
Decrease in cash and cash equivalents	(169)	-	-	-	(169)
Increase in short-term bank loans, overdrafts and commercial paper	-	(84)	-	-	(84)
Issuance of term debt	-	(651)	-	-	(651)
Repayment of term debt	-	847	-	-	847
Repayment of leases	-	72	-	(2)	70
Change in net debt resulting from cash flows	(169)	184	-	(2)	13
Borrowings in disposed businesses	-	1	-	-	1
Inception of leases	-	(38)	-	1	(37)
Fair value and other adjustments to debt and related derivatives	-	(100)	97	-	(3)
Exchange translation differences	(10)	186	8	-	184
At 1 January 2024	155	(6,497)	(108)	4	(6,446)
Decrease in cash and cash equivalents	(32)	-	-	-	(32)
Increase in short-term bank loans, overdrafts and commercial paper	-	(461)	-	-	(461)
Issuance of term debt	-	(711)	-	-	(711)
Repayment of term debt	-	1,017	-	-	1,017
Repayment of leases	-	63	-	(2)	61
Change in net debt resulting from cash flows	(32)	(92)	-	(2)	(126)
Borrowings in disposed businesses	-	8	-	-	8
Remeasurement and derecognition of leases	-	(4)	-	-	(4)
Inception of leases	-	(32)	-	-	(32)
Fair value and other adjustments to debt and related derivatives	-	19	(28)	-	(9)
Exchange translation differences	(4)	54	(4)	-	46
At 31 December 2024	119	(6,544)	(140)	2	(6,563)

Net debt comprises cash and cash equivalents, loan capital, lease liabilities and receivables, promissory notes, bank and other loans and derivative financial instruments that are used to hedge certain borrowings. The Group monitors net debt as part of capital and liquidity management.